T.O. RICHARDSON TRUST

SECTOR ROTATION FUND
FOCUSED TREND FUND

Semi-Annual Report
April 30, 2001

(T.O. RICHARDSON COMPANY LOGO)

T.O. Richardson Trust

May 2001

Dear Fellow Shareholders,

  T.O. Richardson Sector Rotation Fund and Focused Trend Fund performance for the past six months and since inception to April 30, 2001 are set forth on the following charts. Although the performance of the Sector Rotation Fund relative to the S&P 500 Stock Index was hurt by the stock markets' significant volatility during January and early February of this year, the performance since inception remains well above the index's performance for the past 27 months. The Focused Trend Fund has only been in existence for seven months, during a market period which has been historically difficult.

  In our opinion, the worst of the market downturn is behind us as April and early May have witnessed broad and significant improvement across all markets. For the first time in over a year, several market sectors are beginning to display signs of increased vigor and leadership. Even if the economy should slip into negative territory during the second quarter, it is not expected to be a deep or long lasting slide and the stock market as a leading economic indicator is already looking up.

  We are optimistic on the outlook for the remainder of this year and next.
The Federal Reserve Board had cut interest rates five times this year, a total of 2.5%. Since World War II, when there has been a series of at least three rate cuts, the stock market has gained an average of 24% over the next twelve months. The expected income tax cuts, which have passed both houses of Congress and are in the conference committee, should also boost the economy and the stock market.

  We thank you for your patience through the market declines of the past year, which we now think are over.

   Sincerely,

   /s/Samuel Bailey, Jr.

   Samuel Bailey, Jr.
   President

T.O. Richardson Sector Rotation Fund

    Date       Sector Rotation Fund     S&P 500 Stock Index
    ----       --------------------     -------------------
  12/31/98*<F1>       10,000                   10,000
   1/31/99            11,210                   10,418
   4/30/99            11,261                   10,905
   7/31/99            11,650                   10,887
  10/31/99            12,130                   11,203
   1/31/00            16,237                   11,495
   4/30/00            17,715                   12,008
   7/31/00            16,537                   11,863
  10/31/00            17,190                   11,884
   1/31/01            13,735                   11,391
   4/30/01            11,879                   10,450

*<F1>  inception date

This chart assumes an initial investment of $10,000, made on 12/31/98 (inception). Performance reflects fee waivers and does not reflect a non-recurring early withdrawal fee of 1%. In the absence of fee waivers and the
addition of the non-recurring fee, the total return would be reduced.   Returns
shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Unlike the S&P 500, the fund is focused on a few stocks in a small number of sectors and investors are exposed to the risk that a specific sector will fall rapidly in value. The S&P Stock Index is an unmanaged stock index with no fees, therefore, there are differences in performance, risk and expenses between the fund and the index.

                               RATE OF RETURN(%)
                      FOR THE PERIOD ENDED APRIL 30, 2001

                                               SIX MONTHS        ANNUALIZED
                                                  ENDED       SINCE INCEPTION
                                                 4/30/01          12/31/98
                                               ----------     ---------------

     T.O. Richardson Sector Rotation Fund       (30.90)%           7.66%

     Standard & Poor's 500 Stock Index          (12.07)%           1.90%

T.O. Richardson Focused Trend Fund

    Date             Focused Trend Fund      S&P 500 Stock Index
    ----             ------------------      -------------------
   10/3/00*<F2>            10,000                   10,000
  10/31/00                 10,130                   9,960
  11/30/00                  9,010                    9,175
  12/31/00                  9,300                    9,220
   1/31/01                  8,506                    9,547
   2/28/01                  8,095                    8,677
   3/31/01                  8,125                    8,127
   4/30/01                  8,155                    8,758

*<F2>  inception date

This chart assumes an initial investment of $10,000, made on 10/3/00 (inception). Performance reflects fee waivers and does not reflect a non-recurring early withdrawal fee of 1%. In the absence of fee waivers and the
addition of the non-recurring fee, the total return would be reduced.   Returns
shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Unlike the S&P 500, the fund is focused on a few stocks in one or two indexes and investors are exposed to the risk that a fund comprised of 20-30 stocks may have higher risks than an index of 500 stocks. The S&P Stock Index is an unmanaged stock index with no fees, therefore, there are differences in performance, risk and expenses between the fund and the index.

                               RATE OF RETURN(%)
                      FOR THE PERIOD ENDED APRIL 30, 2001

                                                SIX MONTHS       CUMULATIVE
                                                   ENDED      SINCE INCEPTION
                                                  4/30/01         10/03/00
                                                ----------    ---------------

     T.O. Richardson Focused Trend Fund          (19.49)%         (18.45)%

     Standard & Poor's 500 Stock Index           (12.07)%         (12.42)%

T.O. RICHARDSON SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
               COMMON STOCK - 72.6%

               BANKING - 6.0%
     5,300     Astoria Financial Corporation                       $   306,658
     9,100     Dime Bancorp, Inc.                                      303,485
    10,200     Golden State Bancorp Inc.                               303,960
     5,000     Golden West Financial Corporation                       293,500
     9,200     Richmond County Financial Corp.                         310,408
     9,700     Webster Financial Corporation                           309,042
                                                                   -----------
                                                                     1,827,053
                                                                   -----------

               BUILDING & HOUSING - 3.9%
     6,600     Lennar Corporation                                      288,882
     6,900     M.D.C. Holdings, Inc.                                   296,838
     1,600     NVR, Inc. *<F3>                                         304,992
     6,100     Pulte Corporation                                       285,358
                                                                   -----------
                                                                     1,176,070
                                                                   -----------

               BUILDING MATERIALS - 1.0%
     8,900     Lafarge Corporation                                     300,375
                                                                   -----------

               CHEMICALS - 2.2%
     5,500     Cabot Microelectronics Corporation *<F3>                352,110
     5,600     PPG Industries, Inc.                                    297,640
                                                                   -----------
                                                                       649,750
                                                                   -----------

               COMPUTER EQUIPMENT - 1.1%
    11,400     Electronics for Imaging, Inc. *<F3>                     316,920
                                                                   -----------

               COMPUTER SECURITY - 0.6%
    13,300     ActivCard S.A. - ADR *<F3> (1)<F5>                      173,565
                                                                   -----------

               ELECTRONICS - 1.1%
     5,800     Synopsys, Inc. *<F3>                                    333,094
                                                                   -----------

               ENTERTAINMENT & LEISURE - 2.0%
     9,600     GTECH Holdings Corporation *<F3>                        312,960
     5,200     International Game Technology *<F3>                     290,836
                                                                   -----------
                                                                       603,796
                                                                   -----------

               FINANCIAL SERVICES - 4.0%
     6,900     AmeriCredit Corp. *<F3>                                 319,884
     4,600     Household International, Inc.                           294,492
     4,000     The Student Loan Corporation                            292,000
     4,200     USA Education Inc.                                      298,620
                                                                   -----------
                                                                     1,204,996
                                                                   -----------

               FOOD, BEVERAGES & TOBACCO - 3.9%
     6,000     Philip Morris Companies Inc.                            300,660
    10,800     SYSCO Corporation                                       303,696
     7,600     Universal Corporation                                   294,120
     9,800     UST Inc.                                                294,980
                                                                   -----------
                                                                     1,193,456
                                                                   -----------

               GOLD & PRECIOUS METALS - 1.0%
    21,400     Freeport-McMoRan Copper & Gold, Inc. *<F3>              303,024
                                                                   -----------

               HEALTH CARE SERVICES & SUPPLIES - 1.0%
     6,000     Hillenbrand Industries, Inc.                            303,000
                                                                   -----------

               INVESTMENT COMPANIES - 7.9%
    26,900     Energy Select Sector SPDR Fund                          911,103
    18,500     iShares Russell 1000 Value Index Fund                 1,090,575
     3,600     iShares S&P SmallCap 600 Index Fund                     394,092
                                                                   -----------
                                                                     2,395,770
                                                                   -----------

               INVESTMENT MANAGEMENT - 2.0%
    12,600     Allied Capital Corporation                              293,202
    11,200     American Capital Strategies, Ltd.                       296,800
                                                                   -----------
                                                                       590,002
                                                                   -----------

               MACHINERY - INDUSTRIAL - 1.0%
     9,200     Kennametal Inc.                                         301,484
                                                                   -----------

               METALS & MINERALS - 3.8%
     9,900     Arch Coal, Inc.                                         306,405
     7,100     CONSOL Energy Inc.                                      271,575
    16,800     Inco Limited *<F3> (1)<F5>                              304,752
    12,000     Massey Energy Company                                   270,120
                                                                   -----------
                                                                     1,152,852
                                                                   -----------

               NON-FERROUS METALS - 1.0%
     7,300     Alcoa Inc.                                              302,220
                                                                   -----------

               OFFICE SUPPLIES - 1.0%
    17,700     Wallace Computer Services, Inc.                         316,830
                                                                   -----------

               OIL & GAS - 5.0%
     3,500     Amerada Hess Corporation                                306,250
     7,900     Sunoco, Inc.                                            300,358
     6,500     Tosco Corporation                                       299,325
     6,700     Ultramar Diamond Shamrock Corporation                   302,237
     6,400     Valero Energy Corporation                               308,224
                                                                   -----------
                                                                     1,516,394
                                                                   -----------

               OIL & GAS SERVICES - 1.0%
     5,800     Lone Star Technologies, Inc. *<F3>                      305,660
                                                                   -----------

               PRODUCTION - 1.0%
     6,000     Caterpillar Inc.                                        301,200
                                                                   -----------

               RAILROADS - 1.0%
     8,600     CSX Corporation                                         301,602
                                                                   -----------

               RETAIL - 4.0%
     8,200     American Eagle Outfitters, Inc. *<F3>                   305,204
    10,000     Fleming Companies, Inc.                                 294,500
    10,400     Longs Drug Stores Corporation                           308,360
     9,700     Winn-Dixie Stores, Inc.                                 306,229
                                                                   -----------
                                                                     1,214,293
                                                                   -----------

               SEMICONDUCTOR EQUIPMENT - 6.0%
     5,800     Applied Materials, Inc. *<F3>                           316,680
     5,100     Brooks Automation, Inc. *<F3>                           319,311
    11,300     LTX Corporation *<F3>                                   304,196
     6,100     Rudolph Technologies, Inc. *<F3>                        293,349
    10,000     Ultratech Stepper, Inc. *<F3>                           287,300
     6,700     Varian Semiconductor Equipment *<F3>                    305,185
                                                                   -----------
                                                                     1,826,021
                                                                   -----------

               SEMICONDUCTORS - 1.1%
     3,900     NVIDIA Corporation *<F3>                                324,870
                                                                   -----------

               SOFTWARE - 5.1%
    11,300     Activision, Inc. *<F3>                                  308,038
    11,100     HNC Software Inc. *<F3>                                 302,253
     9,700     Manugistics Group, Inc. *<F3>                           329,024
     8,300     PeopleSoft, Inc. *<F3>                                  307,432
     8,100     THQ Inc. *<F3>                                          308,529
                                                                   -----------
                                                                     1,555,276
                                                                   -----------

               UNIT INVESTMENT TRUST - 0.1%
       200     Midcap SPDR Trust Series 1                               18,660
                                                                   -----------

               WASTE MANAGEMENT - 3.8%
    18,200     Allied Waste Industries, Inc. *<F3>                     289,744
    16,000     Republic Services, Inc. *<F3>                           288,000
     6,600     Stericycle, Inc. *<F3>                                  276,540
    10,400     Waste Connections, Inc. *<F3>                           295,880
                                                                   -----------
                                                                     1,150,164
                                                                   -----------
               TOTAL COMMON STOCKS
               (Cost $22,059,648)                                   21,958,397
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
               SHORT-TERM INVESTMENTS - 97.4%

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 82.8%
               Federal Home Loan Bank
$9,435,000       4.55%, 5/04/2001                                    9,431,423
               Federal Home Loan Mortgage Corporation:
 5,200,000       4.78%, 5/15/2001                                    5,190,334
 4,700,000       4.20%, 5/21/2001                                    4,689,033
 5,739,000       4.15%, 5/25/2001                                    5,723,122
                                                                   -----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS             25,033,912
                                                                   -----------

               VARIABLE RATE DEMAND NOTES#<F4> - 14.6%
   985,342     American Family Financial Services Inc., 4.0858%        985,342
   971,153     Firstar Bank, 4.2213%                                   971,153
 1,090,861     Sara Lee Corporation, 4.0713%                         1,090,861
   354,818     Wisconsin Corporate Central Credit Union, 4.1413%       354,818
 1,013,026     Wisconsin Electric Power Company, 4.0858%             1,013,026
                                                                   -----------
               TOTAL VARIABLE RATE DEMAND NOTES                      4,415,200
                                                                   -----------
               TOTAL SHORT TERM INVESTMENTS
               (Cost $29,449,112)                                   29,449,112
                                                                   -----------
               TOTAL INVESTMENTS - 170.0%
               (Cost $51,508,760)                                   51,407,509

               LIABILITIES, LESS OTHER ASSETS - (70.0)%            (21,168,911)
                                                                   -----------
               TOTAL NET ASSETS - 100.0%                           $30,238,598
                                                                   -----------
                                                                   -----------

  *<F3>   Non-income producing security.
  #<F4> Variable rate demand notes are considered short-term obligations and are payable on demand.
          Interest rates change periodically on specified dates. The rates listed are as of April 30, 2001.
(1)<F5>   Foreign security.

                     See notes to the financial statements.

T.O. RICHARDSON FOCUSED TREND FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
               COMMON STOCK - 33.3%

               AEROSPACE & AIRCRAFT - 0.4%
     1,000     Northrop Grumman Corporation                        $    90,250
                                                                   -----------

               BANKING - 2.4%
     3,000     First Tennessee National Corporation                     98,010
     1,800     Golden West Financial Corporation                       105,660
     2,800     GreenPoint Financial Corp.                              103,040
     3,800     IndyMac Bancorp, Inc. *<F6>                              87,020
     2,000     SouthTrust Corporation                                   95,100
                                                                   -----------
                                                                       488,830
                                                                   -----------

               BUILDING & HOUSING - 1.4%
     2,200     Centex Corporation                                       94,930
     3,200     KB HOME                                                  96,704
     2,600     Toll Brothers, Inc. *<F6>                                92,300
                                                                   -----------
                                                                       283,934
                                                                   -----------

               BUILDING MATERIALS - 0.5%
     1,600     American Standard Companies Inc. *<F6>                   96,400
                                                                   -----------

               CHEMICALS - 0.5%
     2,400     Ashland Inc.                                            103,344
                                                                   -----------

               DENTAL SUPPLIES & EQUIPMENT - 1.0%
     2,600     DENTSPLY International Inc.                             101,868
     3,200     Patterson Dental Company *<F6>                           97,792
                                                                   -----------
                                                                       199,660
                                                                   -----------

               ENERGY - 6.0%
     2,000     Allegheny Energy, Inc.                                  102,320
     2,000     Constellation Energy Group                               95,480
     1,800     Dynegy Inc. - Class A                                   104,130
     2,600     Entergy Corporation                                     105,300
     1,200     Equitable Resources, Inc.                                96,000
     2,600     KeySpan Corporation                                     103,220
     1,800     Kinder Morgan, Inc.                                     105,660
     3,400     NiSource Inc.                                           101,218
     2,000     Pinnacle West Capital Corporation                       100,380
     3,600     Sempra Energy                                            99,612
     2,800     UtiliCorp United Inc.                                    98,840
     4,000     Western Resources, Inc.                                  99,080
                                                                   -----------
                                                                     1,211,240
                                                                   -----------

               ENTERTAINMENT & LEISURE - 1.0%
     3,200     GTECH Holdings Corporation *<F6>                        104,320
     1,800     International Game Technology *<F6>                     100,674
                                                                   -----------
                                                                       204,994
                                                                   -----------

               FINANCIAL SERVICES - 0.5%
     2,200     AmeriCredit Corp. *<F6>                                 101,992
                                                                   -----------

               FOOD, BEVERAGES & TOBACCO - 0.9%
     1,800     Performance Food Group Company *<F6>                     97,146
     1,600     R.J. Reynolds Tobacco Holdings, Inc.                     93,712
                                                                   -----------
                                                                       190,858
                                                                   -----------

               INSURANCE - 1.0%
     1,600     MGIC Investment Corporation                             103,984
     3,400     Old Republic International Corporation                   98,226
                                                                   -----------
                                                                       202,210
                                                                   -----------

               MEDICAL INSTRUMENTS - 1.0%
     2,400     Biomet, Inc.                                            102,552
     1,800     Stryker Corporation                                     106,722
                                                                   -----------
                                                                       209,274
                                                                   -----------

               MISCELLANEOUS MANUFACTURING - 0.5%
     3,000     AptarGroup, Inc.                                         94,740
                                                                   -----------

               NON-FERROUS METALS - 0.9%
     6,000     Reliance Steel & Aluminum Co.                           175,800
                                                                   -----------

               OIL & GAS - 6.3%
     1,200     Amerada Hess Corporation                                105,000
     2,000     Burlington Resources Inc.                                94,420
     3,400     Cabot Oil & Gas Corporation - Class A                    98,328
     3,600     Cross Timbers Oil Company                                97,740
     2,600     Energen Corporation                                      96,590
     2,200     EOG Resources, Inc.                                     102,058
     2,000     Helmerich & Payne, Inc.                                 102,460
     1,200     Murphy Oil Corporation                                   98,400
     1,600     Nabors Industries, Inc. *<F6>                            95,392
     3,400     Occidental Petroleum Corporation                        102,408
     5,200     Ocean Energy Inc.                                        96,252
     3,000     Rowan Companies, Inc. *<F6>                              99,570
     3,200     USX-Marathon Group                                      102,272
                                                                   -----------
                                                                     1,290,890
                                                                   -----------

               PHARMACEUTICAL - 1.1%
     6,500     Priority Healthcare Corporation - Class B *<F6>         226,070
                                                                   -----------

               REAL ESTATE MANAGEMENT - 0.5%
     4,800     Security Capital Group Incorporated *<F6>                99,360
                                                                   -----------

               RESTAURANTS - 2.5%
     2,400     Applebee's International, Inc.                          100,560
     3,400     Brinker International, Inc. *<F6>                        97,580
     2,000     CEC Entertainment Inc. *<F6>                            102,500
     3,800     Darden Restaurants, Inc.                                103,778
     5,600     Ruby Tuesday, Inc.                                      106,680
                                                                   -----------
                                                                       511,098
                                                                   -----------

               RETAIL - 2.0%
     2,600     American Eagle Outfitters, Inc. *<F6>                    96,772
     9,400     AutoNation, Inc. *<F6>                                  101,990
     5,800     Borders Group, Inc. *<F6>                               107,880
     4,000     Toys "R" Us, Inc. *<F6>                                  99,200
                                                                   -----------
                                                                       405,842
                                                                   -----------

               SOFTWARE - 2.9%
     7,500     Renaissance Learning, Inc. *<F6>                        273,825
     8,500     THQ Inc. *<F6>                                          323,765
                                                                   -----------
                                                                       597,590
                                                                   -----------
               TOTAL COMMON STOCKS
               (Cost $6,732,553)                                     6,784,376
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
               SHORT-TERM INVESTMENTS - 95.4%

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 83.3%
               Federal Home Loan Bank
$3,412,000       4.55%, 5/04/2001                                    3,410,706
               Federal Home Loan Mortgage Corporation:
 3,550,000       4.78%, 5/15/2001                                    3,543,401
 5,000,000       4.20%, 5/21/2001                                    4,988,333
 5,035,000       4.15%, 5/25/2001                                    5,021,070
                                                                   -----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS             16,963,510
                                                                   -----------

               VARIABLE RATE DEMAND NOTES#<F7> - 12.1%
   661,710     American Family Financial Services Inc., 4.0858%        661,710
   688,132     Firstar Bank, 4.2213%                                   688,132
   500,143     Sara Lee Corporation, 4.0713%                           500,143
   104,388     Wisconsin Corporate Central Credit Union, 4.1413%       104,388
   504,193     Wisconsin Electric Power Company, 4.0858%               504,193
                                                                   -----------
               TOTAL VARIABLE RATE DEMAND NOTES                      2,458,566
                                                                   -----------
               TOTAL SHORT TERM INVESTMENTS
               (Cost $19,422,076)                                   19,422,076
                                                                   -----------
               TOTAL INVESTMENTS - 128.7%
               (Cost $26,154,629)                                   26,206,452

               LIABILITIES, LESS OTHER ASSETS - (28.7)%             (5,838,539)
                                                                   -----------
               TOTAL NET ASSETS - 100.0%                           $20,367,913
                                                                   -----------
                                                                   -----------

*<F6>   Non-income producing security.
#<F7> Variable rate demand notes are considered short-term obligations and are payable on demand.
        Interest rates change periodically on specified dates. The rates listed are as of April 30, 2001.

                     See notes to the financial statements.

T.O. RICHARDSON TRUST

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)

                                                                        T.O. RICHARDSON          T.O. RICHARDSON
                                                                        SECTOR ROTATION           FOCUSED TREND
                                                                              FUND                     FUND
                                                                        ---------------          ---------------
ASSETS:
     Investments, at value (cost $51,508,760 and
       $26,154,629, respectively)                                         $51,407,509              $26,206,452
     Receivable for investments sold                                          114,188                       --
     Dividends and interest receivable                                         25,363                    9,462
     Capital shares sold                                                      139,100                  152,000
     Other assets                                                              28,468                   26,145
                                                                          -----------              -----------
     Total Assets                                                          51,714,628               26,394,059
                                                                          -----------              -----------

LIABILITIES:
     Payable to Advisor                                                        27,962                   21,027
     Capital shares redeemed                                                   61,203                       --
     Payable for securities purchased                                      21,323,790                5,960,647
     Accrued expenses and other liabilities                                    63,075                   44,472
                                                                          -----------              -----------
     Total Liabilities                                                     21,476,030                6,026,146
                                                                          -----------              -----------

     NET ASSETS                                                           $30,238,598              $20,367,913
                                                                          -----------              -----------
                                                                          -----------              -----------

NET ASSETS CONSIST OF:
     Capital stock                                                        $43,651,820              $25,373,818
     Accumulated undistributed net investment income                          283,129                  151,214
     Accumulated undistributed net realized
       loss on investments sold                                           (13,595,100)              (5,208,942)
     Net unrealized appreciation (depreciation) on investments               (101,251)                  51,823
                                                                          -----------              -----------

     TOTAL NET ASSETS                                                     $30,238,598              $20,367,913
                                                                          -----------              -----------
                                                                          -----------              -----------

SHARES OUTSTANDING                                                          3,498,925                2,507,974
  (No par value, unlimited shares authorized)

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                                              $      8.64              $      8.12
                                                                          -----------              -----------
                                                                          -----------              -----------

                     See notes to the financial statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

                                                                        T.O. RICHARDSON          T.O. RICHARDSON
                                                                        SECTOR ROTATION           FOCUSED TREND
                                                                              FUND                     FUND
                                                                        ---------------          ---------------
INVESTMENT INCOME:
     Interest income                                                      $    565,482             $   297,651
     Other income                                                                  181                     175
     Dividend income (net of foreign withholding
       taxes of $1,119, and $0, respectively)                                   51,711                  57,478
                                                                          ------------             -----------
     Total investment income                                                   617,374                 355,304
                                                                          ------------             -----------

EXPENSES:
     Investment advisory fee                                                   309,062                 139,688
     Distribution expense                                                           --                  27,938
     Federal and state registration                                              9,005                  11,998
     Administration fee                                                         19,010                  16,876
     Shareholder servicing and accounting costs                                 28,896                  26,446
     Professional fees                                                          24,641                  12,791
     Reports to shareholders                                                     4,506                   2,988
     Custody fees                                                               10,822                  10,745
     Trustees' fees and expenses                                                 4,273                   4,259
     Other                                                                      11,207                   7,742
                                                                          ------------             -----------

     Total operating expenses before expense reductions, expense
       reimbursements and Advisor expense waiver recovery                      421,422                 261,471
     Expense reductions (Note 6)                                               (90,482)                (64,424)
     Expense reimbursement from Advisor                                             --                 (30,279)
     Advisor expense waiver recovery (Note 5)                                    2,979                      --
                                                                          ------------             -----------
     Net expenses                                                              333,919                 166,768
                                                                          ------------             -----------
NET INVESTMENT INCOME                                                          283,455                 188,536
                                                                          ------------             -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized loss on investment transactions                          (13,594,955)             (5,208,942)
     Change in unrealized appreciation
       (depreciation) on investments                                        (3,652,384)               (159,381)
                                                                          ------------             -----------
     Net realized and unrealized loss on investments                       (17,247,339)             (5,368,323)
                                                                          ------------             -----------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                               $(16,963,884)            $(5,179,787)
                                                                          ------------             -----------
                                                                          ------------             -----------

                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                             T.O. RICHARDSON                           T.O. RICHARDSON
                                                           SECTOR ROTATION FUND                       FOCUSED TREND FUND
                                                   -----------------------------------     ----------------------------------------
                                                     SIX MONTHS                              SIX MONTHS          FOR THE PERIOD
                                                        ENDED            YEAR ENDED             ENDED        OCTOBER 3, 2000(1)<F8>
                                                   APRIL 30, 2001     OCTOBER 31, 2000     APRIL 30, 2001     TO OCTOBER 31, 2000
                                                   --------------     ----------------     --------------     -------------------
                                                     (UNAUDITED)                             (UNAUDITED)

OPERATIONS:
     Net investment income                           $   283,455         $   321,121         $   188,536           $    70,788
     Net realized gain (loss) on
       investment transactions                       (13,594,955)         11,262,133          (5,208,942)                   --
     Change in unrealized
       appreciation (depreciation)
       on investments                                 (3,652,384)          2,685,319            (159,381)              211,205
                                                     -----------         -----------         -----------           -----------
     Net increase (decrease) in
       net assets resulting from
       operations                                    (16,963,884)         14,268,573          (5,179,787)              281,993
                                                     -----------         -----------         -----------           -----------

DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
     Net investment income                              (301,649)            (67,367)           (108,110)                   --
     Net realized gains                              (10,572,611)         (2,814,629)                 --                    --
                                                     -----------         -----------         -----------           -----------
     Total distributions                             (10,874,260)         (2,881,996)           (108,110)                   --
                                                     -----------         -----------         -----------           -----------

CAPITAL SHARE
  TRANSACTIONS:
     Proceeds from shares sold                         2,300,307          21,343,778           7,093,868            22,640,280
     Issued as reinvestment
       of dividends                                   10,773,008           2,863,516             108,110                    --
     Cost of shares redeemed                         (17,816,891)         (6,553,790)         (4,400,710)              (67,731)
                                                     -----------         -----------         -----------           -----------
     Net increase (decrease) in
       net assets resulting from
       capital share transactions                     (4,743,576)         17,653,504           2,801,268            22,572,549
                                                     -----------         -----------         -----------           -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                      (32,581,720)         29,040,081          (2,486,629)           22,854,542

NET ASSETS:
     Beginning of period                              62,820,318          33,780,237          22,854,542                    --
                                                     -----------         -----------         -----------           -----------
     End of period                                   $30,238,598         $62,820,318         $20,367,913           $22,854,542
                                                     -----------         -----------         -----------           -----------
                                                     -----------         -----------         -----------           -----------

(1)<F8>  Commencement of operations.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period.

                                                                                     T.O. RICHARDSON
                                                                                   SECTOR ROTATION FUND
                                                           --------------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                           SIX MONTHS ENDED          YEAR ENDED        DECEMBER 31, 1998(1)<F9>
                                                            APRIL 30, 2001        OCTOBER 31, 2000       TO OCTOBER 31, 1999
                                                           ----------------       ----------------     ------------------------
                                                              (UNAUDITED)
PER SHARE DATA:

Net asset value, beginning of period                            $16.06                 $12.13                   $10.00
                                                                ------                 ------                   ------

Income from investment operations:
     Net investment income                                        0.09                   0.08                     0.02
     Net realized and unrealized
       gain (loss) on investments                                (4.44)                  4.82                     2.11
                                                                ------                 ------                   ------
Total from investment operations                                 (4.35)                  4.90                     2.13
                                                                ------                 ------                   ------

Less distributions:
     Dividends from net investment income                        (0.09)                 (0.02)                      --
     Distributions from net realized gains                       (2.98)                 (0.95)                      --
                                                                ------                 ------                   ------

Total distributions                                              (3.07)                 (0.97)                      --
                                                                ------                 ------                   ------
Net asset value, end of period                                  $ 8.64                 $16.06                   $12.13
                                                                ------                 ------                   ------
                                                                ------                 ------                   ------


Total return                                                    (30.90)%(2)<F10>        41.72%                   21.30%(2)<F10>

Supplemental data and ratios:
     Net assets, end of period (000's)                         $30,239                $62,820                  $33,780
     Ratio of net operating expenses
       to average net assets                                      1.62%(3)(4)(6)         1.86%(4)(6)              1.95%(3)(5)
                                                                    <F11><F12><F14>         <F12><F14>               <F11><F13>
     Ratio of net investment income
       to average net assets                                      1.38%(3)(4)            0.56%(4)                 0.36%(3)(5)
                                                                     <F11><F12>               <F12>                  <F11><F13>
     Portfolio turnover rate                                    454.87%                863.94%                  946.15%(2)<F10>

(1)<F9>   Commencement of operations.
(2)<F10>  Not annualized.
(3)<F11>  Annualized.
(4)<F12> Ratio includes Advisor expense waiver recovery. The Advisor expense waiver recovery ratio for the periods ended April 30, 2001 and October 31, 2000, were 0.01% and 0.05%, respectively.
(5)<F13> Without expense reimbursements of $105,174 for the period December 31, 1998 to October 31, 1999, the ratio of operating expenses and net investment income (loss) to average net assets would have been 2.51% and (0.20)%, respectively.
(6)<F14> The net operating expense ratio includes expense reductions for soft dollar credits. The ratio excluding expense reductions for the periods ended April 30, 2001 and October 31, 2000 was 2.06% and 1.95%, respectively.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period.

                                                             T.O. RICHARDSON
                                                            FOCUSED TREND FUND
                                               --------------------------------------------
                                                                         FOR THE PERIOD
                                               SIX MONTHS ENDED     OCTOBER 3, 2000(1)<F15>
                                                APRIL 30, 2001        TO OCTOBER 31, 2000
                                               ----------------     -----------------------
                                                 (UNAUDITED)
PER SHARE DATA:

Net asset value, beginning of period                $10.13                   $10.00
                                                    ------                   ------

Income from investment operations:
     Net investment income                            0.07                     0.03
     Net realized and unrealized
       gain (loss) on investments                    (2.04)                    0.10
                                                    ------                   ------
Total from investment operations                     (1.97)                    0.13
                                                    ------                   ------

Less distributions:
     Dividends from net investment income            (0.04)                      --
                                                    ------                   ------

Total distributions                                  (0.04)                      --
                                                    ------                   ------
Net asset value, end of period                      $ 8.12                   $10.13
                                                    ------                   ------
                                                    ------                   ------

Total return                                        (19.49)%(2)<F16>           1.30%(2)<F16>

Supplemental data and ratios:
     Net assets, end of period (000's)             $20,368                  $22,855
     Ratio of net operating expenses
       to average net assets                          1.49%(3)(4)(5)           1.95%(3)(5)
                                                        <F17><F18><F19>           <F17><F19>
     Ratio of net investment income
       to average net assets                          1.69%(3)(5)              5.06%(3)(5)
                                                         <F17><F19>               <F17><F19>
     Portfolio turnover rate                        420.40%                    0.00%(2)<F16>

(1)<F15>   Commencement of operations.
(2)<F16>   Not annualized.
(3)<F17>   Annualized.
(4)<F18> The net operating expense ratio includes expense reductions for soft dollar credits. The ratio excluding expense reductions for the period ended April 30, 2001 was 2.07%.
(5)<F19> Operating expense is net of reimbursements and waivers. The ratio excluding reimbursements and waivers for the periods ended April 30, 2001 and October 31, 2000, would have been 1.76% and 2.84%, respectively. The ratio of net investment income to average net assets, excluding waivers and reimbursements for the periods ended April 30, 2001 and October 31, 2000, would have been 1.42% and 4.17%, respectively.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED)

1.   ORGANIZATION

     The T.O. Richardson Sector Rotation Fund (the "Sector Fund") and the T.O. Richardson Focused Trend Fund (the "Focused Fund"), collectively known as the "Funds", are each a series of the T.O. Richardson Trust (the "Trust"), a voluntary business association organized on June 2, 1998 in the Commonwealth of Massachusetts, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end diversified management investment companies. The principal investment objective of the Funds is to seek capital appreciation with some protection against down markets. The Sector Fund and the Focused Fund commenced operations on December 31, 1998 and October 3, 2000, respectively.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     (a)  Investment Valuation

          Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which they are usually traded. Under other circumstances, securities are valued at the average of the most recent bid and asked prices. Fixed income securities are valued by pricing services that use electronic data processing techniques to determine values. Under other circumstances, actual sale or bid prices are used.
     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Trustees. The Board of Trustees may approve the use of pricing services to assist the Fund in determining the Net Asset Value.

     (b)  Federal Income and Excise Taxes

          The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all Federal income and excise taxes.

     (c)  Distributions to Shareholders

          Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Sector Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

     (d)  Security Transactions and Investment Income

          Investment transactions are recorded on the trade date for financial statement purposes. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discount for debt securities are amortized over the life of the security. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

     (e)  Use of Estimates

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Funds were as follows:

T.O. RICHARDSON SECTOR ROTATION FUND

                                                        SIX MONTHS ENDED
                                                         APRIL 30, 2001
                                                 ------------------------------
                                                     $                 SHARES
                                                 ----------          ----------
     Shares sold                                 $ 2,300,307           223,337
     Shares issued to
       holders in
       reinvestment
       of dividends                               10,773,008         1,000,279
     Shares redeemed                             (17,816,891)       (1,635,526)
                                                 -----------         ---------
     Net decrease                                $(4,743,576)         (411,910)
                                                 -----------
                                                 -----------
     Shares Outstanding:
       Beginning of period                                           3,910,835
                                                                     ---------
       End of period                                                 3,498,925
                                                                     ---------
                                                                     ---------

                                                           YEAR ENDED
                                                        OCTOBER 31, 2000
                                                 ------------------------------
                                                     $                 SHARES
                                                 ----------          ----------
     Shares sold                                 $21,343,778         1,335,096
     Shares issued to
       holders in
       reinvestment
       of dividends                                2,863,516           206,603
     Shares redeemed                              (6,553,790)         (414,746)
                                                 -----------         ---------
     Net increase                                $17,653,504         1,126,953
                                                 -----------
                                                 -----------
     Shares Outstanding:
       Beginning of period                                           2,783,882
                                                                     ---------
       End of period                                                 3,910,835
                                                                     ---------
                                                                     ---------

T.O. RICHARDSON FOCUSED TREND FUND

                                                        SIX MONTHS ENDED
                                                         APRIL 30, 2001
                                                 ------------------------------
                                                     $                 SHARES
                                                 ----------          ----------
     Shares sold                                 $ 7,093,868           760,148
     Shares issued to
       holders in
       reinvestment
       of dividends                                  108,110            12,120
     Shares redeemed                              (4,400,710)         (521,199)
                                                 -----------         ---------
     Net increase                                $ 2,801,268           251,069
                                                 -----------
                                                 -----------
     Shares Outstanding:
       Beginning of period                                           2,256,905
                                                                     ---------
       End of period                                                 2,507,974
                                                                     ---------
                                                                     ---------

                                                     OCTOBER 3, 2000*<F20>
                                                    THROUGH OCTOBER 31, 2000
                                                 ------------------------------
                                                     $                 SHARES
                                                 ----------          ----------
     Shares sold                                 $22,640,280         2,263,671
     Shares issued to
       holders in
       reinvestment
       of dividends                                       --                --
     Shares redeemed                                 (67,731)           (6,766)
                                                 -----------         ---------
     Net increase                                $22,572,549         2,256,905
                                                 -----------
                                                 -----------
     Shares Outstanding:
       Beginning of period                                                  --
                                                                     ---------
       End of period                                                 2,256,905
                                                                     ---------
                                                                     ---------

*<F20>  Commencement of operations.

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments by the Funds for the periods ending April 30, 2001, were as follows:

                      T.O. RICHARDSON     T.O. RICHARDSON
                      SECTOR ROTATION      FOCUSED TREND
                            FUND                FUND
                      ---------------     ---------------
     Purchases          $110,145,204        $46,585,393
     Sales              $101,113,345        $48,121,634

     There were no purchases or sales of long-term U.S. government securities by the Funds.

     At April 30, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

T.O. RICHARDSON SECTOR ROTATION FUND

     Appreciation                        $ 303,957
     Depreciation                         (405,208)
                                         ---------
     Net depreciation on investments     $(101,251)
                                         ---------
                                         ---------

T.O. RICHARDSON FOCUSED TREND FUND

     Appreciation                        $ 138,811
     Depreciation                          (86,988)
                                         ---------
     Net appreciation on investments     $  51,823
                                         ---------
                                         ---------

     At April 30, 2001, the cost of investments for federal income tax purposes for the Sector Fund and the Focused Fund were $51,508,760 and $26,154,629, respectively.

5.   INVESTMENT ADVISORY AGREEMENT

     The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom certain Officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 1.50% and 1.25% of the Sector Fund's and Focus Fund's average daily net assets, respectively.

     The Advisor agreed to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, taxes and extraordinary expenses) to the extent necessary to ensure that the Funds' total operating expenses did not exceed 1.95% of their average daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Funds to exceed such cap on expenses. For the fiscal period ending April 30, 2001, the Advisor recovered $2,979 from the Sector Fund, and waived investment advisory fees totaling $30,279 for the Focused Fund.

6.   EXPENSE REDUCTIONS

     The Advisor had directed certain of the Sector Fund's portfolio trades to brokers at best price and execution and has generated directed brokerage credits to reduce certain service provider fees. Shareholders benefit under this arrangement as the net expenses of the Sector Fund do not include such service provider fees. For the period ended April 30, 2001, the expenses of the Sector Rotation Fund and the Focused Trend Fund were reduced $90,482 and $64,424, respectively, by utilizing directed brokerage credits. Directed brokerage credits resulted in an expense ratio being charged to shareholders of 1.62% and 1.49% for the Sector Rotation Fund and the Focused Trend Fund shareholders, respectively. In accordance with Securities and Exchange Commission requirements, such amount is required to be shown as an expense and has been included in each of the service provider fees in the Statements of Operations.

T.O. Richardson Company, Inc.
Two Bridgewater Road
Farmington, Connecticut 06032-2256
800.235.1022

For more information about the
T.O. Richardson Trust Mutual Funds
call 800.643.7477
www.torich.com

Shares distributed through
T.O. Richardson Securities, Inc.,
affiliate of the advisor,
T.O. Richardson Company, Inc.